Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	12.41%	7.36%
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.00%	9.74%	4.28%
abrdn Focused U.S. Small Cap Active ETF | abrdn Focused U.S. Small Cap Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.92%	9.48%	5.08%
abrdn Focused U.S. Small Cap Active ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.96%	15.16%	11.48%
abrdn Focused U.S. Small Cap Active ETF | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		16.93%	9.97%	7.16%
abrdn Focused U.S. Small Cap Active ETF | Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.42%	11.67%	8.36%
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	5.69%	2.42%
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.32%	4.58%	1.22%
abrdn Emerging Markets Dividend Active ETF | abrdn Emerging Markets Dividend Active ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[2]	9.66%	3.93%	1.28%
abrdn Emerging Markets Dividend Active ETF | MSCI Emerging Markets Index (Net Daily Total Return) (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	3.68%	2.66%
abrdn Emerging Markets Dividend Active ETF | MSCI All Country World ex USA Index (Net Daily Total Return) (reflects deductions for expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.62%	7.08%	3.83%

[1]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.
[2]	Under certain circumstances, the addition of the tax benefits from capital losses resulting from redemptions may cause the returns after taxes on distributions and sales of shares to be greater than the returns after taxes on distributions or the returns before taxes.